Significant Accounting Policies (Details) - Schedule of depreciation calculated using the straight-line method	12 Months Ended
Mar. 31, 2022
Computer Equipment [Member] | Bottom of range [member]
Significant Accounting Policies (Details) - Schedule of depreciation calculated using the straight-line method [Line Items]
Property plant and equipment useful life	1 year
Computer Equipment [Member] | Top of range [member]
Significant Accounting Policies (Details) - Schedule of depreciation calculated using the straight-line method [Line Items]
Property plant and equipment useful life	3 years
Office Equipment [Member] | Bottom of range [member]
Significant Accounting Policies (Details) - Schedule of depreciation calculated using the straight-line method [Line Items]
Property plant and equipment useful life	4 years
Office Equipment [Member] | Top of range [member]
Significant Accounting Policies (Details) - Schedule of depreciation calculated using the straight-line method [Line Items]
Property plant and equipment useful life	5 years
Motor Vehicle [Member]
Significant Accounting Policies (Details) - Schedule of depreciation calculated using the straight-line method [Line Items]
Property plant and equipment useful life	4 years